RESEARCH TAX CREDIT	3 Months Ended
Mar. 31, 2012
Research Tax Credit [Abstract]
Research Tax Credit Disclosure [Text Block]

4. RESEARCH TAX CREDIT

The French government provides tax credits to companies for spending on innovative research and development. The research tax credit is considered as a grant and is deducted from operational expenses.

For the three month period ended March 31, 2012, the credit amounted to $1,410,000 compared to $1,911,000 for the three month period ended March 31, 2011.